Prepayments, Deposits and Other Receivables	6 Months Ended
Jun. 30, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Prepayments, deposits and other receivables

9. Prepayments, deposits and other receivables

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Non–current:
Prepayments for intangible assets
– to a related party (note (a))	5,517,306	5,751,779	1,361,142
– to a third party (note (b))	1,406,508	1,510,284	357,405
	6,923,814	7,262,063	1,718,547
Deposits	277,843	277,843	65,751
Subtotal	7,201,657	7,539,906	1,784,298

Current:
Other receivables	30,915	49,064	11,612
Subtotal	30,915	49,064	11,612

Total prepayments, deposits and other receivables (note (c))	7,232,572	7,588,970	1,795,910

Notes:

(a)	As of June 30, 2025, the Group has prepaid MYR 5,751,779 (USD 1,361,142) (December 31, 2024: MYR 5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).

(b)	As of June 30, 2025, the Group has prepaid MYR 1,510,284 (USD 357,405) (December 31, 2024: MYR 1,406,508) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to a third party.

(c)	Save as prepayments for intangible assets and deposits for property leases and office equipment, all prepayments and other receivables are expected to be recovered/consumed within one year.